Income Taxes - Reconciliation Between Income Taxes Computed at the Standard Irish Statutory Tax Rate and the Provision for Income Taxes (Parenthetical) (Detail) (Ireland [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Ireland [Member]
Schedule Of Income Tax Reconciliation [Line Items]
Irish standard tax rate	12.50%	12.50%	12.50%